Financial assets, liabilities and financial results (telecom activities)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial results (telecom activities)

Note 13    Financial assets, liabilities and financial results (telecom activities)

13.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of the Mobile Financial Services activities, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 concerns the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2021.

(in millions of euros)	Orange	O/w	Note	O/w Mobile	Note	O/w eliminations
	consolidated	telecom		Finance		telecom
	financial	activities		Services		activities /mobile
	statements					finance services
Non-current financial assets related to Mobile Financial Services activities	900	—		900	17.1.1	—
Non-current financial assets	950	977	13.7	—		(27)	(1)
Non-current derivatives assets	683	682	13.8	0	17.1.3	—
Current financial assets related to Mobile Finance Services activities	2,381	—		2,385	17.1.1	(4)
Current financial assets	2,313	2,313	13.7	—		—
Current derivatives assets	7	7	13.8	—	17.1.3	—
Cash and cash equivalents	8,621	8,188	14.3	433		—
Non-current financial liabilities related to Mobile Financial Services activities	—	—		28	17.1.2	(27)	(1)
Non-current financial liabilities	31,922	31,922	13.3	—		—
Non-current derivatives liabilities	220	161	13.8	59	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,161	—		3,161	17.1.2	—
Current financial liabilities	3,421	3,426	13.3	—		(4)
Current derivatives liabilities	124	124	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

13.2    Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of gains and losses related to the components of net financial debt (described in Note 13.3) for the period.

Foreign exchange gains and losses related to the components of net financial debt correspond mainly to the revaluation in euros of bonds denominated in foreign currencies (Note 13.5) as well as to the symmetrical revaluation of associated hedges as defined by IFRS 9.

Foreign exchange financial income (loss) is mainly due to revaluation of the trading derivatives held as economic hedges on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 15.4).

Other net financial expenses mainly comprise interest on lease liabilities for (120) million euros in 2021, (120) million euros in 2020 and (129) million euros in 2019 (see Note 9.2) and the effects resulting from the Group's stake in BT corresponding to the impairment loss, net of the impact from the foreign exchange risk hedge and of the dividends of (119) million euros in 2019.

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 13.7) and cash flow hedges (Note 13.8.2).

Other gains and losses related to financial assets and liabilities are recognized in the operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated derivative hedges) for (19) million euros in 2021, versus 16 million euros in 2020 and (7) million euros in 2019.

(in millions of euros)	Finance costs, net						Other
							compre-
							hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2021
Financial assets	—	(3)	(3)	47	75		11
Financial liabilities	(1,018)	—	(1,018)	(637)	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	188	—	188	655	—		322	(3)
Discounting expense	—	—	—	—	31		—
Total	(830)	(3)	(833)	65	(14)	(782)	332
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	—		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	0		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116
2019
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(129)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(233)	(1,261)	119

(1)	Includes interests on debt relating to financed assets for (1) million euros in 2021, 2020 and 2019.
(2)	Includes interest on lease liabilities in the amount of (120) million euros in 2021, (120) million euros in 2020 and (129) million euros in 2019 and the effects resulting from BT stake for (119) million euros in 2019.
(3)	Includes the amount of retained earnings in other comprehensive income in respect of derivatives held by associates and joint ventures amounting to 5 million euros in 2021.

13.3    Net financial debt

The definition of the net financial debt excludes the lease liabilities included in the scope of IFRS 16 (see Note 9.2) and includes the debts relating to financed assets.

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly entitled indicators used by other companies. It is provided as additional information only and should not be considered as a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge in particular items that are not included therein, such as future cash flows. As a result, the portion relating to these unmatured hedging instruments recorded in other comprehensive income is added to gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31,	December 31,	December 31,
		2021	2020	2019
TDIRA	13.4	636	636	822
Bonds	13.5	29,010	29,848	30,893
Bank loans and from development organizations and multilateral lending institutions	13.6	3,206	3,671	4,013
Debt relating to financed assets		245	295	125
Cash collateral received	14.5	389	31	261
NEU Commercial Paper (1)		1,457	555	158
Bank overdrafts		342	154	203
Other financial liabilities		64	70	602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		35,348	35,260	37,076
Current and non-current Derivatives (liabilities)	13.8	285	804	436
Current and non-current Derivatives (assets)	13.8	(689)	(294)	(573)
Other comprehensive income components related to unmatured hedging instruments	13.8	(192)	(541)	(542)
Gross financial debt after derivatives (a)		34,751	35,229	36,397
Cash collateral paid (2)	14.5	(27)	(642)	(123)
Investments at fair value (3)	14.3	(2,266)	(3,206)	(4,696)
Cash equivalents	14.3	(5,479)	(5,140)	(3,651)
Cash		(2,709)	(2,751)	(2,462)
Assets included in the calculation of net financial debt (b)		(10,481)	(11,740)	(10,931)
Net financial debt (a) + (b)		24,269	23,489	25,466

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Net financial debt is mostly carried by the group’s parent company, Orange SA, in the amount of 24,215 million euros, representing over 99.7% of the Group's net financial debt.

Debt maturity schedules are presented in Note 14.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement are the following (see Note 1.8):

(in millions of euros)	December 31, 2020	Cash flows	Other changes with no impact on cash flows				December 31, 2021
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	636	—	—	—	(0)		636
Bonds	29,848	(1,385)	—	599	(52)	(1)	29,010
Bank loans and from development organizations and multilateral lending institutions	3,671	(496)	0	27	3		3,206
Debt relating to financed assets	295	(80)	—	—	30		245
Cash collateral received	31	358	—	—	0		389
NEU Commercial Paper	555	903	—	—	(1)		1,457
Bank overdrafts	154	173	—	15	—		342
Other financial liabilities	70	(136)	(41)	3	168		64
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,260	(663)	(41)	644	148		35,348
Net derivatives	510	201	—	(457)	(659)		(405)
Cash collateral paid	(642)	615	—	0	—		(27)
Cash flows from financing activities		153

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2019	flows	on cash flows				2020
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	(185)	—	—	(1)		636
Bonds	30,893	(389)	—	(624)	(31)	(1)	29,848
Bank loans and from development organizations and multilateral lending institutions	4,013	(322)	—	(25)	5		3,671
Debt relating to financed assets	125	(60)	—	—	231		295
Cash collateral received	261	(230)	—	—	(0)		31
NEU Commercial Paper	158	397	—	—	(0)		555
Bank overdrafts	203	(37)	(0)	(12)	—		154
Other financial liabilities	602	(484)	—	(2)	(46)		70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,076	(1,311)	(0)	(663)	157		35,260
Net derivatives	(138)	37	—	641	(29)		510
Cash collateral paid	(123)	(519)	—	0	—		(642)
Cash flows from financing activities		(1,793)

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2018	flows	on cash flows				2019
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		—
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	(0)		261
NEU Commercial Paper	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	(0)	—		(123)
Cash flows from financing activities		3,253

(1)	Mainly corresponding to changes in accrued interests not yet due.

Net financial debt by currency

The net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operational items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	25,267	3,786	3,034	7	261	151	401	1,845	34,751
Financial assets included in the calculation of net financial debt	(9,049)	(140)	(33)	(63)	(106)	(58)	—	(1,032)	(10,481)
Net debt by currency before effect of foreign exchange derivatives (1)	16,218	3,646	3,001	(56)	155	92	401	813	24,269
Effect of foreign exchange derivatives	7,233	(3,861)	(3,564)	871	—	—	—	(678)	—
Net financial debt by currency after effect of foreign exchange derivatives	23,451	(215)	(564)	815	155	92	401	135	24,269

(1)	Including the market value of derivatives in local currency.

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalents in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 14.3 and 14.5):

–  held in order to face short-term cash commitments; and

–  short-term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only commitments to redeem non-controlling interests are recognized at fair value in profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s book value. The costs are subsequently amortized over the life of the liability, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This relates mostly to borrowings hedged against the exposure of their future cash flows to foreign exchange risk (cash flow hedge).

13.4    TDIRA

The perpetual bonds redeemable for shares (“TDIRAs”) with a par value of 14,100 euros are listed on Euronext Paris. Their issuance was described in a securities note approved by the Commission des Opérations de Bourse (French Securities Regulator, renamed Autorité des Marchés Financiers (French Financial Markets Authority)) on February 24, 2003. At December 31, 2021, taking into account redemptions made since their issuance, 44,880 TDIRAs remain outstanding for a total par value of 633 million euros.

The TDIRAs are redeemable in new Orange SA shares, at any time at the holders' request or, under certain conditions as described in the appropriate prospectus, at Orange SA's initiative based on a ratio of 607.027 shares to one TDIRA (i.e., conversion price of 23.228 euros), as the initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders' rights, and may be further adjusted under the terms and conditions set out in the information memorandum.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

The TDIRA are subject to split accounting between equity and liabilities. For the securities outstanding at December 31, 2021, the "equity" component before deferred tax stood at 152 million euros.

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Number of securities	44,880	44,880	57,981
Equity component before deferred taxes	152	152	196
Debt component	636	636	822
o/w accrued interests not yet due	3	3	4
Paid interest	13	14	18

Accounting policies

Some Group financial instruments include both a liability component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRAs). On initial recognition, the liability component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert or redeem in shares. This liability component is subsequently recognized at amortized cost.

The book value of the equity component is determined at inception by deducting the fair value of the financial liability from the notional value of the instrument. This does not change throughout the life of the instrument.

13.5    Bonds

In 2021, the Group carried out the following bond issues:

Notional currency	Initial	Maturity	Interest rate	Issuer	Type of operations	Amounts
	nominal		(%)			in millions
	amount					of euros
	(in millions
	of currency)
EUR	35	January 15, 2022	0.500	Orange SA	Re-Issuance	35
EUR	700	June 29, 2026	0.000	Orange SA	Issuance	700
EUR	800	June 29, 2034	0.750	Orange SA	Issuance	800
EUR	1,000	December 16, 2033	0.625	Orange SA	Issuance	1,000
Total of issuances						2,535
EUR	1,250	January, 14, 2021	3.875	Orange SA	Repayment at maturity	(1,250)
GBP	517	June 27, 2021	0.375	Orange SA	Repayment at maturity	(602)
USD	1,000	September, 14 2021	4.125	Orange SA	Early repayment	(851)	(1)
EUR	255	October, 13 2021	10Y CMS + 0.69	Orange SA	Repayment at maturity	(255)
EUR	272	December 21, 2021	10Y TEC + 0.50	Orange SA	Repayment at maturity	(272)
EUR	650	January 15, 2022	0.500	Orange SA	Early repayment	(650)
MAD	1,090	December 18, 2025	3.970	Médi Telecom	Regular annual basis repayment	(15)
MAD	720	December 18, 2025	1Y BDT + 1.00	Médi Telecom	Regular annual basis repayment	(10)
MAD	1,002	December 10, 2026	3.400	Médi Telecom	Regular annual basis repayment	(14)
MAD	788	December 10, 2026	1Y BDT + 0.85	Médi Telecom	Regular annual basis repayment	(11)
Total of repayments						(3,929)

(1)	The early redemption of the bond with an initial maturity of September 2021 was carried out on April 1, 2021.

The Group issued bonds exchangeable for BT securities for a notional amount of 517 million pounds sterling (i.e. 585 million euros at the ECB daily reference rate) bearing a coupon of 0.375% and having as underlying 133 million BT shares. The Bonds matured in June 2021 and were redeemable on demand by investors since August 7, 2017, in cash, BT securities or a combination of the two, at Orange's choice. The group redeemed the exchangeable bonds at maturity for 602 million euros. Under IFRS, this operation was split between a financial liability at amortized cost and a derivative instrument (sale of call option) revalued at fair value through profit or loss. In the first half of 2019, Orange purchased call options with the same characteristics as the sale of call options included in the bonds exchangeable for BT securities. The purchase of calls offsets the sale of the initial call options, so the Group is no longer exposed to any change in value of BT securities linked to the bonds exchangeable for BT shares.

Unmatured bonds at December 31, 2021, presented below, were all issued by Orange SA, with the exception of two obligations (each with a fixed-rate tranche and a variable-rate tranche) denominated in Moroccan dirhams held by Médi Telecom and one bond in CFA francs issued by Sonatel.

With the exception of the commitments made by Médi Telecom, which are redeemable on a regular annual basis, at December 31,2021, the bonds issued by the Group were redeemable at maturity. No specific guarantee had been given in relation to their issuance. Some bonds may be redeemed in advance, at the request of the issuer.

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2021	2020	2019
	currency units)
Bonds matured before December 31, 2021					—	3,782	6,405
EUR	500	September 16, 2022	3.375		500	500	500
EUR	500	March 1, 2023	2.500		500	500	500
EUR	750	September 11, 2023	0.750		750	750	750
HKD	700	October 6, 2023	3.230		79	74	80
HKD	410	December 22, 2023	3.550		46	43	47
EUR	650	January 9, 2024	3.125		650	650	650
EUR	1,250	July 15, 2024	1.125		1,250	1,250	1,250
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	800	800
NOK	500	September 17, 2025	3.350		50	48	51
CHF	400	November 24, 2025	0.200		387	370	369
GBP	350	December 5, 2025	5.250		312	292	308
MAD (1)	1,090	December 18, 2025	3.970		59	72	87
MAD (1)	720	December 18, 2025	1Y BDT + 1.00		39	47	57
EUR	700	June 29,2026	0.000		700	—	—
EUR	750	September 4, 2026	0.000		750	750	750
EUR	75	November 30, 2026	4.125		75	75	75
MAD (1)	1,002	December 10, 2026	3.400		68	79	93
MAD (1)	788	December 10, 2026	1Y BDT + 0.85		54	62	73
EUR	750	February 3, 2027	0.875		750	750	750
EUR	750	July 7, 2027	1.250		750	750	—
XOF	100,000	July 15, 2027	6.500		152	152	—
EUR	500	September 9, 2027	1.500		500	500	500
EUR	1,000	March 20, 2028	1.375		1,000	1,000	1,000
EUR	50	April 11, 2028	3.220		50	50	50
NOK	800	July 24, 2028	2.955		80	76	81
GBP	500	November 20, 2028	8.125		595	556	588
EUR	1,250	January 15, 2029	2.000		1,250	1,250	1,250
EUR	150	April 11, 2029	3.300		150	150	150
CHF	100	June 22, 2029	0.625		97	93	92
EUR	500	September 16, 2029	0.125		500	500	—
EUR	1,000	January 16, 2030	1.375		1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875		1,200	1,200	1,200
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.091	(2)	100	100	100
USD	2,500	March 1, 2031	9.000	(3)	2,173	2,006	2,191
EUR	300	May 29, 2031	1.342		300	300	300
EUR	50	December 5, 2031	4.300 (zero coupon)		75	72	69
EUR	50	December 8, 2031	4.350 (zero coupon)		77	73	70

(1)	Bonds issued by Médi Telecom. Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).
(2)	Bond bearing interest at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% fixed annually (0.327% until November 2022), but the variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(3)	Bond with a Step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes, see Note 14.3).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2021	2020	2019
	currency units)
EUR	50	January 5, 2032	4.450	(zero coupon)	74	71	68
GBP	750	January 15, 2032	3.250		893	834	882
EUR	750	April 7, 2032	1.625		750	750	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	1,000
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
EUR	1,000	December 16, 2033	0.625		1,000	—	—
GBP	500	January 23, 2034	5.625		595	556	588
HKD	939	June 12, 2034	3.070		106	99	107
EUR	300	July 11, 2034	1.200		300	300	300
EUR	800	June 29, 2034	0.750		800	—	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		795	733	801
USD	850	February 6, 2044	5.500		750	693	757
EUR	750	September 4, 2049	1.375		750	750	750
GBP	500	November 22, 2050	5.375		595	556	588
Outstanding amount of bonds					28,737	29,524	30,537
Accrued interest					445	487	532
Amortized cost					(172)	(163)	(176)
Total					29,010	29,848	30,893

13.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Sonatel	244	292	380
Orange Mali	207	227	203
Médi Telecom	167	220	282
Orange Côte d’Ivoire	140	172	237
Orange Egypt	137	163	213
Orange Cameroon	78	111	82
Orange Jordanie	49	61	77
Orange Burkina Faso	42	56	46
Other	41	81	104
Bank loans	1,105	1,384	1,625
Orange SA(1)	2,101	2,288	2,356
Orange Espagne	0	—	33
Loans from development organizations and multilateral lending institutions(2)	2,101	2,288	2,389
Total	3,206	3,671	4,013

(1)	In 2021, Orange SA repaid at maturity a loan of 190 million euros. In 2020, Orange SA had repaid at maturity a loan of 400 million euros and negotiated a new loan of 350 million euros, maturing in 2027. In 2019, Orange SA had taken out a loan for 350 million euros maturing in 2026.
(2)	Entirely the European Investment Bank.

13.7    Financial assets

The financial assets break down as follows:

(in millions of euros)	December 31, 2021			December 31, 2020	December 31, 2019
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	431	—	431	431	277
Investments securities	431	—	431	431	277
Financial assets at fair value through profit or loss	230	2,266	2,496	3,990	4,953
Investments at fair value(1)	—	2,266	2,266	3,206	4,696
Investments securities	203	—	203	141	133
Cash collateral paid (2)	27	—	27	642	123
Financial assets at amortized cost	317	47	363	382	772
Receivables related to investments(3)	82	23	105	55	70
Other	234	24	258	327	702
Total financial assets	977	2,313	3,290	4,803	6,001

(1)	NEU Commercial paper and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including loan from Orange SA to Orange Bank for 27 million euros.

Investment securities

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2021	2020	2019
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	431	277	254
Acquisitions	85	81	52
Changes in fair value	11	94	(25)
Sales	(95)	(20)	(2)
Other movements	0	(2)	(2)
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	432	431	277

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss include numerous shares in companies held by investment funds.

Investment securities measured at fair value through profit or loss

(in millions of euros)	2021	2020	2019
Investment securities measured at fair value through profit or loss - in the opening balance	141	133	805
Changes in fair value	34	8	17
Sale of BT shares	—	—	(659)
Other movements	27	(0)	(29)
Investment securities measured at fair value through profit or loss - in the closing balance	203	141	133

BT shares

On January 29, 2016, following the disposal of EE, Orange received 4% of the share capital of BT Group Plc (BT), i.e. approximately 399 million shares for the equivalent of 2,462 million euros.

In 2017, the Orange group sold 1.3% of the share capital of BT for a net amount of 433 million euros with a fair value of 570 million euros at December 31, 2016.

In 2018, the Orange group sold 0.2% of the share capital of BT for a net amount of 53 million euros with a fair value of 55 million euros at December 31, 2017.

On June 28, 2019, the Group sold its residual stake of 2.49% in the share capital of BT, i.e. a net amount of 543 million euros. At December 31, 2018 the fair value of these securities amounted to 659 million euros. The impact on the income statement in 2019 amounted to (119) million euros.

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), which are compliant with the Group's liquidity risk management policy, may be designated by Orange as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit/loss.

–  Financial assets at amortized cost (AC)

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset book value is higher than its recoverable amount. For these financial assets, the provisioning system also covers expected losses according to IFRS 9.

13.8    Derivatives instruments

13.8.1 Market value of derivatives

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019

Hedging derivatives	484	(311)	324
Cash flow hedge derivatives	484	(311)	328
Fair value hedge derivatives	—	(0)	(4)
Derivatives held for trading (1)	(79)	(199)	(187)
Net derivatives(2)	405	(510)	138

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value (see Note 15.4) for (165) million euros in 2021, (210) million euros in 2020 and (136) million euros in 2019.
(2)	Of which foreign exchange effects of the cross-currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 657 million euros in 2021, 251 million euros in 2020 and 822 million euros in 2019. The foreign exchange effect of the cross-currency swaps is the difference between the notional converted at the closing rate and the notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

The risks hedged by these derivative instruments are described in Note 14. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 14.5.

Accounting policies

Derivative instruments are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9  (hedging instruments versus trading instruments).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are non-qualified economic hedges. Changes in the value of these instruments are recognized directly in profit and loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged element to be almost fully offset by changes in the fair value of the hedged instrument.

There are three types of hedge accounting:

–  the fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss. The hedged portion of these items is re-measured at fair value in the statement of financial position. Change in this fair value is booked in the income statement and offset by symmetrical changes in the fair value hedging of financial hedging instruments up to the limit of the hedge effectiveness;

–  the cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a highly probable forecast transaction (such as a future purchase or sale) and which could affect profit or loss. As the hedged item is not recognized in the statement of financial position, the effective portion of change in fair value of the hedging instrument is booked in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  the net investment hedge is a hedge of the exposure to changes in values attributable to exchange risk of a net investment in a foreign operation, and could affect profit or loss on the disposal of the foreign operation.The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss upon the disposal of the net investment.

For transactions qualified as fair value hedges and economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item results from operational transactions and in net finance costs when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date . Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the Foreign Currency Basis Spread, cross-currency swaps designated as cash flow hedges, the Group has chosen to designate them as costs of hedge. This option enables recognizing these effects in other comprehensive income and amortizing the cost of the Basis Spread to profit/loss over the period of the hedge.

13.8.2  Cash flow hedges

The main purpose of the Group's cash flow hedges is to neutralize foreign exchange risk on future cash flows (notional, coupons) or switch floating-rate debt to fixed-rate debt.

The ineffective portion of cash flow hedges recognized in net income is not significant during the periods presented. The main hedges unmatured at December 31, 2021, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk
Hedging instruments	484	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	576	575	1	—
Carrying amount – liability	(91)	(76)	(0)	(14)
Change in cash flow hedge reserve	317	311	(2)	9
Gain (loss) recognized in other comprehensive income	358	347	3	9
Reclassification in financial result	(38)	(36)	(2)	—
Reclassification in operating income	(0)	—	0	(0)
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	0
Cash flow hedge reserve	210	220	(9)	(2)
o/w related to unmatured hedging instruments	(192)	(181)	(9)	(2)
o/w related to discontinued hedges	402	402	—	(0)
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current

The main hedges unmatured at December 31, 2020, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	223	216	6	1
Carrying amount - liability	(534)	(502)	(1)	(31)

Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	0
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Lease and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

The main hedges unmatured at December 31, 2019, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit	Purchases of handsets	Bonds and Finance
		lines	and equipment	Lease

		Current and non-current	Property, plant and	Current and non-current
Balance sheet item		financial liabilities	equipment	financial liabilities

The nominal amounts of the main cash flow hedges as of December 31, 2021 are presented below.

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2022	2023	2024	2025	2026
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	400	100	(1)
GBP	—	—	—	262	2,250	(2)
HKD	—	1,110	—	—	939	(3)
NOK	—	—	—	500	800	(4)
USD	—	—	—	—	4,200	(5)
Interest rate swaps
EUR	—	—	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	22	—	25	—	—

(1)	100 million Swiss francs with a maturity 2029.
(2)	500 million pounds sterling with a maturity 2028, 750 million pounds sterling with a maturity 2032, 500 million pounds sterling with a maturity 2034 and 500 million pounds sterling with a maturity 2050.
(3)	939 million Hong Kong dollars with a maturity 2034.
(4)	800 million Norwegian kroner with a maturity 2028.
(5)	2,450 million US dollars with a maturity 2031, 900 million US dollars with a maturity 2042 and 850 million US dollars with a maturity 2044.
(6)	100 million euros with a maturity 2030.